Loans and borrowings (Details 4 - Textuals) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$) d
Loans and borrowings
Borrowings covenants, Threshold number of days for send annual financial statements after fiscal year-end	180
Public note of default amount, borrowings covenants | R$	R$ 500
Number of Tranches for Borrowing Facility	30